October 1, 2013

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Barbara C. Jacobs

Re:	Varonis Systems, Inc.
Draft Registration Statement on Form S-1 – Confidential Submission No. 2
Originally Submitted August 21, 2013
CIK No. 1361113

Dear Ms. Jacobs:

On behalf of our client, Varonis Systems, Inc., a Delaware corporation (the “Company”), we confidentially submit herewith Confidential Submission No. 2 (“Confidential Submission No. 2”) to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”) via the Securities and Exchange Commission’s (the “Commission”) EDGAR system. In this letter, we respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission contained in the Staff’s letter dated September 17, 2013 (the “Comment Letter”).

Set forth below are the responses of the Company to the comments in the Comment Letter. For ease of reference, each comment contained in the Comment Letter is printed below and is followed by the Company’s response. All page references in the responses set forth below refer to page numbers in Confidential Submission No. 2. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in Confidential Submission No. 2.

October 1, 2013

General

1.	We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response:

The Company and the underwriters have not yet determined an estimated price range or the number of shares of common stock to be offered. The Company acknowledges the Staff’s comment and will provide an estimated price range to the Staff as soon as it becomes available and with sufficient time for the Staff to process the filing when it is included.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company has not had any communications or authorized anyone to have communications with potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). The Company has been informed by the underwriters that none of the brokers or dealers participating in this offering has published or distributed research reports about the Company in reliance on Section 2(a)(3) of the Securities Act. If the Company or anyone authorized by the Company engages in such communications in reliance on Section 5(d) of the Securities Act, or if any broker or dealer participating in the offering publishes any reports in reliance on Section 2(a)(3) of the Securities Act prior to the effectiveness of the Registration Statement, the Company will supplementally provide any such communications or research reports to the Staff as requested.

3.	Please supplementally provide us with documentation supporting any factual assertions in your prospectus, appropriately marked to highlight the sections relied upon and cross-referenced to your prospectus. For example, we note the following statements:

•	“The IDC Study estimates that the amount of digital information created and replicated will grow at a compound annual growth rate of 45% for the next eight years and more than 90% of the data created in the next decade will be unstructured data.”

•	“Unstructured data represents a critical business asset, and enterprises are increasingly seeking ways to maximize the value of this data while simultaneously ensuring that the data is appropriately secured and managed.”

•	“The IDC Study, estimated that while 23% of the digital universe contained information that might be valuable if analyzed, only 0.5% of the digital universe is in fact analyzed.”

October 1, 2013

•	“In a Forrester survey from the second quarter of 2012, 91% of enterprises identified data security as a high or critical priority.”

Please note that the above list is not meant to be complete. Additionally, for each factual statement in your prospectus, please identify the source of such information. To the extent any such assertions are management’s belief, please clarify.

Response:

The Company acknowledges the Staff’s comment and supplementally provides the Staff with the industry research reports and industry data supporting any factual assertions and marked to highlight the sections relied upon and cross-referenced to the Registration Statement, including: (i) the December 2012 International Data Corporation (“IDC”) Digital Universe Study (the “IDC Study”), (ii) the IDC Top 10 2012 Predictions Report, (iii) the Forrester Research, Inc. Study, (iv) the 2012 Ponemon Institute Survey, (v) the EMC Press Release and (vi) the Worldwide Forecasts.

4.	Please also supplementally provide us with the IDC Study identified throughout the prospectus and clarify in the forepart of the Prospectus Summary that this report was commissioned by EMC Corporation, your largest channel partner and a holder of more than 5% of your outstanding common stock.

Response:

The Company acknowledges the Staff’s comment and supplementally provides the Staff with the IDC Study. The Company has revised the disclosure on page 6 of the forepart of the Prospectus Summary to explain that this study was commissioned by EMC Corporation, one of the Company’s largest channel partners and a holder of more than 5% of the Company’s outstanding common stock (assuming conversion of all of the Company’s preferred stock into common stock, which will occur immediately prior to the closing of the offering).

Additionally, please file as an exhibit the consent of IDC, as required by Securities Act Section 7 and Securities Act Rule 436, or tell us why you believe this consent is not required.

Response:

In response to the Staff’s comment, the Company confirms that the IDC Study is generally available to the public for free at http://www .emc.com/collateral/analyst-reports/idc-the-digital-universe-in-2020.pdf. In addition, the IDC Study was not commissioned by the Company or otherwise specifically prepared or certified for use in connection with the Registration Statement, nor has IDC prepared or certified any portion of the Registration Statement. While the IDC Study was commissioned by EMC, EMC took this action independently from the Company. In addition, the IDC Study was not commissioned by EMC for use in connection with the Registration Statement. Accordingly, the Company submits that it is not required to file a consent with respect to the IDC Study cited in the Registration Statement under Rule 436 or Section 7 of the Securities Act.

October 1, 2013

Finally, please confirm whether any other third-party studies or reports relied upon or cited in the prospectus were commissioned by you.

Response:

The Company respectfully confirms for the Staff that it has not relied upon or cited any other third-party studies commissioned by the Company in the Registration Statement.

5.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to our Securities Act Forms Compliance and Disclosure Interpretation 101.02.

Response:

The Company acknowledges the Staff’s comment and has included the artwork that is contemplated for inclusion in the prospectus in the Registration Statement.

6.	In July 2013, a Globes online news article reported that you are “planning to raise $100– 150 million at a company value of $500 million in a Wall Street IPO.” The article also provides additional historical and financial information about you. In August 2013, Reuters published a news article reporting that you had “selected Morgan Stanley to lead an initial public offering . . . according to two sources familiar with the matter.” Provide your analysis as to how these reports comport with Section 5 of the Securities Act and outline the steps you have taken and will continue to take to keep matters relating to any submission about your offering confidential.

Response:

The Company respectfully submits to the Staff that it has not contravened Section 5 of the Securities Act with respect to the news articles cited in the Staff’s comment. The Company submits that it has no knowledge of the sources that contributed to either article. To the Company’s knowledge, none of the Company’s officers, directors, employees or representatives supplied the information included in either article. The Company notes that the Reuters article states that the Company and its lead underwriter declined interviews in connection with the article. In addition, the Company respectfully submits to the Staff that given how little information regarding the Company or any potential initial public offering is contained in these two articles, the Company does not believe that one could reasonably conclude that these articles could be viewed as attempting to sell the Company’s securities without a registration statement being in effect as required by Section 5 of the Securities Act.

The Company advises the Staff that it has recently reminded all employees of the Company’s policy with respect to inquiries from media representatives. All employees were reminded that they are not permitted to communicate with members of the news media or financial community, analysts or bloggers, and all communications must be handled by the Company’s designee. The Company has also expressly reminded others involved in preparation of the offering, including the underwriters, of the need for confidentiality.

October 1, 2013

Risk Factors

Risks Related to Our Business and Industry

“Because we derive a considerable percentage of our revenues . . . ,” page 17

7.	We note your disclosure that you “we generated the significant majority of [your] revenues from sales of licenses for [your] DatAdvantage family products.” Please quantify in this risk factor what percentage of revenue is attributable to your DatAdvantage family of products. Additionally, please tell us your consideration for providing in the context of your Business discussion, or elsewhere in the prospectus as appropriate, a breakdown of the percentage of revenue attributable to each of your product lines, or tell us why this information would not be material to investors.

Response:

The Company has revised the risk factor on pages 18 and 19 to disclose that the Company generated substantially all of its revenues from sales of licenses for its single platform of products. This platform encompasses all of the Company’s current products (other than DatAnywhere, revenues from which are currently de minimis). The Company also submits that all products which comprise this platform rely on the same underlying Metadata Framework for metadata collection, aggregation, storage, analysis and execution capabilities. While the mechanism for collection and the metadata collected by any two products within the platform vary (for instance, email permissions and access activity are different from file system permissions and access activity), and the execution parameters vary (for instance, execution of changes to permissions versus moving data across platforms or domains), they share many advanced data structures, algorithms and presentation capabilities as well as a similar computing infrastructure. The underlying Metadata Framework was constructed to accommodate new functionality as new products are created, without disrupting its existing capabilities.

The Company advises the Staff that the manner in which it manages and analyzes its business is based on revenues generated from licenses and maintenance and services, rather than focusing on revenues generated by specific products. This reflects the bases upon which Company management generally views and manages its business, including with respect to resource allocation and performance assessment. For instance, the Company’s sales organization is aligned to license revenues and maintenance and services revenues, rather than revenues by product. Moreover, the Company’s products have complementary functionality and a customer’s decision regarding which product to purchase is driven more by that customer’s specific deployment needs than a need for a different core technology. Accordingly, the Company respectfully submits to the Staff that it believes that the breakdown between license and maintenance and services revenues currently reflected in the Registration Statement is satisfactory and that additional presentation of revenues based on products would not be useful to investors and could be misleading.

October 1, 2013

“We derive a portion of our revenues from customers in the public sector . . . ,” page 23

8.	Please clarify what you mean in this risk factor by “public sector.”

Response:

The Company has revised the disclosure on page 24 to clarify what is meant by ‘public sector’ in this risk factor.

“Changes in our provision for income taxes or adverse outcomes resulting from examination of our income tax returns.”, page 24

9.	Your disclosures appear to include references to accounting and financial reporting standards that have been superseded. For example, you reference Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109.” Please revise to remove any references to the old accounting and financial reporting standards that have superseded.

Response:

The Company has revised the disclosure on pages 26 and F-13 to remove and update any references to the old accounting and financial reporting standards that have been superseded.

Risks Related to this Offering and Ownership of our Common Stock

“Concentration of ownership among our existing executive officers . . . ,” page 29

10.	We note the significant concentration of ownership among your officers, directors, and 5% or greater stockholders discussed in this risk factor. Please consider enhancing this discussion to further describe the specific risks associated with such a concentration of ownership. Additionally, please expand your disclosure in the Prospectus Summary section to describe this concentration of ownership.

Response:

The Company has revised the disclosure on page 30 in this risk factor and on page 6 of the Prospectus Summary to provide further information regarding the concentration of ownership among the Company’s officers, directors and 5% or greater stockholders.

October 1, 2013

Use of Proceeds, page 34

11.	You state that you intend to use the net proceeds from the offering for “general corporate general and administrative matters and capital expenditures.” Please revise to provide more meaningful and specific disclosure of the intended use of proceeds, for example with respect to any particular capital expenditures that you expect to make, as well as the approximate amounts intended to be used for each such purpose, to the extent known. See Item 504 of Regulation S-K.

Response:

The Company has revised the disclosure on pages 8 and 35 to provide further information regarding the use of proceeds and to clarify that the Company has not yet allocated an amount of proceeds to particular purposes.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 41

12.	Please revise to provide a balanced and meaningful discussion of known material trends and uncertainties that will have, or are reasonably likely to have, a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. In this regard, we note your discussion in the risk factor on page 22, where you state that you “plan to continue to expand [your] international operations as part of [your] growth strategy.” Expand your discussion here to describe these plans, and specifically what key opportunities and challenges you face and how management plans to deal with these issues. We note also your disclosure that you derive a “significant majority” of your revenues from one product line. Provide further detail and analysis on the extent of your dependence on this product, your efforts to expand sales to existing and new product lines, and the risks and challenges associated with such dependence. These are just examples. Your discussion of trends, challenges and uncertainties should provide insight into the extent to which reported financial information is indicative of future results. Please provide additional analysis concerning the quality and variability of your earnings and cash flows. Further, please discuss in reasonable detail any economic or industry-wide factors relevant to your company and any material opportunities, challenges, and risks you may face in the short and long term and the actions you are taking to address them.

Response:

The Company has revised the disclosure on pages 43 and 44 to provide a balanced and meaningful discussion of known material trends and uncertainties that the Company believes will have, or are reasonably likely to have, a material impact on the Company’s revenues or income or result in a material change in its liquidity. The Company has also revised the disclosure on pages 48, 49, 51, 52 and 53 to include the number of new customers during the period; the percentage of license and associated first year maintenance and services revenues attributable to existing and new customers; the percentage of customers which have purchased two or more products; and renewal rates.

The Company has also revised the disclosure on pages 44 and 80 to provide further details on the Company’s plan for expanding its international operations.

October 1, 2013

The Company has revised the risk factor on pages 18 and 19 to disclose that the Company generated substantially all of its revenues from selling licenses for a single platform of products. This platform encompasses all of the Company’s current products (other than DatAnywhere, revenues from which are currently de minimis). Additionally, the Company respectfully submits to the Staff that, as stated in its response to Comment 7, it believes that focus on revenues from particular products would not be useful to investors and could be misleading.

The Company respectfully submits that it has disclosed all known trends, challenges and uncertainties, an analysis concerning the quality and variability of its earnings and cash flows, any economic or industry-wide factors relevant to the Company, and any material opportunities, challenges and risks the Company may face in the short and long term.

13.	Please tell us your consideration for including a discussion of the key financial or non-financial metrics that management uses to measure profitability and/or performance. For example, we note from your disclosure that your “business model is characterized by . . . growing repeat business.” Please tell us how you measure your success at increasing your renewal rates or measures used for tracking cross- or up-sales to existing customers. Refer to Item 303(a)(3)(i) and (ii) of Regulation S-K and Sections III.B of SEC Release No. 33-8350.

Response:

The Company respectfully submits to the Staff that management does not use any particular key financial or non-financial metrics to measure the profitability or performance of the Company. The Company focuses on increasing revenues by growing its total number of customers and increasing sales to new and existing customers. In this respect, the Company notes that it has enhanced the disclosure throughout Management’s Discussion and Analysis of Financial Condition and Results of Operations to include several metrics which it believes disclose the key drivers of its revenues. Specifically, the Company has included disclosure on pages 48, 49, 51, 52 and 53 of the period-to-period comparison section with respect to the number of new customers during the period, the percentage of license and associated first year maintenance and services revenues attributable to existing and new customers, and the percentage of customers which have purchased two or more products. The Company submits that this enhanced disclosure provides investors with adequate information with respect to the key drivers of its revenues.

With respect to the Company’s renewal rate, the Company notes that it has revised the disclosure on pages 43 and 44 of the Overview section. As disclosed on page 43, the Company’s renewal rate has historically been over 90%, and, accordingly, maintaining, rather than increasing, the renewal rate has been the Company’s focus. The Company has revised the disclosure on page 43 to disclose its strategies for maintaining its renewal rate. In addition, the Company does not presently expect that it will focus on increasing its renewal rate in the foreseeable future.

The Company respectfully submits that cross-sales to existing customers is not a metric that the Company tracks.

October 1, 2013

14.	We note from your disclosures that you had over 2,000 customers and 7,000 installations worldwide as of June 30, 2013. Please revise your disclosures to discuss the number of new customers, number of installations, and the average spending per customer and installation for each period presented or explain to us you why do not believe these metrics contribute meaningfully to understanding and evaluating your results of operations. We refer to your Section III.B of SEC Interpretive Release No. 33-8350.

Response:

The Company has revised the disclosure on pages 48, 49, 51, 52 and 53 to update the number of new customers during the period for each period presented.

The Company has removed the number of installations data as it believes it is not an appropriate measure of the Company’s performance or results. The term “installations” as used in the first submission of the Registration Statement referred to the installation of evaluation licenses (which are licenses for a limited trial period) and did not include licenses sold to customers. Evaluations can have varying lengths, usually from one month to a year, and vary in size. The number of installations also fluctuates from quarter to quarter. In addition, evaluations may not lead to actual license sales. Consequently, the actual number of installations as of a certain date does not accurately reflect the Company’s actual customer base, performance, results or strength, nor does it contribute meaningfully to understanding and evaluating the Company’s results of operations. Accordingly, the Company respectfully submits to the Staff that it believes that specifying the Company’s number of installations would not be useful to investors.

The Company respectfully submits that it does not consider either average spending per customer or average spending per transaction to be an important metric that would contribute meaningfully to an understanding and evaluating the Company’s results of operations. The Company focuses on growing its total number of customers and increasing sales to new and existing customers. In this respect, the Company notes that it has included disclosure on pages 43, 44, 48, 49, 51, 52 and 53 with respect to the number of new customers during the period, the percentage of license and associated first year maintenance and services revenues attributable to existing and new customers, and the percentage of customers which have purchased two or more products. The Company believes that this information, together with its revenues, provides investors with more meaningful disclosure regarding the overall health of the Company’s business and of demand for its products.

Results of Operations, page 45

15.	We note that in your discussion of revenue for each comparative period you indicate that the increase in license revenues was primarily driven by an increase in your total number of customers and sales to existing customers, both domestically and internationally, and sales of new products. Please revise your disclosures to quantify how each of these factors contributed to the change for each period presented. In addition, revise to provide quantitative and qualitative disclosures that explain the increase in maintenance and service revenues for each period presented. We refer you to Item 303(a)(iii) of Regulation S-K and Section III.D of SEC Interpretive Release No. 33-6835.

Response:

The Company has revised the disclosure on pages 48, 49, 51, 52 and 53 in response to the Staff’s comment to include additional disclosure regarding the relative impact of increases in sales to domestic and international customers on total revenues. The Company also notes that it has included disclosure in each period discussed with respect to the number of new customers during the period; the percentage of license and associated first year maintenance and services revenues attributable to existing and new customers; and the percentage of customers which have purchased two or more products.

October 1, 2013

Liquidity and Capital Resources, page 54

16.	Your discussion of cash flows from operating activities appears to be a recitation of the changes in line items and other information evident from your financial statements. Please revise your disclosures to focus on the primary drivers and other material factors necessary to an understanding of your underlying cash flows and the indicative value of historical cash flows. As an example, please consider revising to disclose the day’s sales outstanding (“DSO”) at each balance sheet date and the impact it has on your cash flows. We refer you to Section IV.B of SEC Interpretive Release 33-8350.

Response:

The Company has revised the disclosure on pages 58 and 59 to focus on the primary drivers and other material factors necessary to understand the Company’s underlying cash flows and the indicative value of historical cash flows.

Contractual Payment Obligations, page 57

17.	Please revise the footnotes to your table of contractual obligations to discuss the liability associated with your unrecognized tax benefits.

Response:

The Company has revised the disclosure on page 61 to discuss the liability associated with its unrecognized tax benefits.

Critical Accounting Policies and Estimates

Common Stock Valuations, page 60

18.	When determined, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Response:

The Company acknowledges the Staff’s comment and will provide the proposed IPO price once it is determined. The Company advises the Staff that the underwriters have not, through the date of this response letter, provided the Company with any formal valuation of the Company in terms of an estimated price range or otherwise. The Company will promptly advise the Staff of the Company’s estimated price range when available, including the date on which the underwriters first communicated to the Company their estimated price range for the Company’s common stock.

19.

We note from your disclosures on page 61 that you determined the fair value of your common stock under two scenarios, and then applied a weighted average of these values based on their relative probabilities in order to calculate the final per share value. Clarify your disclosures that indicate you determined the firm value in an exit scenario due a liquidity condition such as an IPO. In this regard, explain whether you are applying the “current-value method” as outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued

October 1, 2013

as Compensation, or AICPA Practice Aid. Tell us whether you applied the market, income, or asset approach to determine your total enterprise equity value under the exit scenario. In addition, please revise to explain why the distribution and participation rights of security holders are different in an exit scenario verses an IPO scenario.

Response:

The Staff is hereby advised that the Company indeed determined the fair value of its common stock under two scenarios and then applied a weighted average of these two values based on their relative probabilities in order to calculate the final per share value. Two scenarios were considered; as the distribution of proceeds for the common stock, and subsequently the value of the common stock was expected to be different based on the type of exit scenario. Under the IPO scenario, the preferred stock would convert 1:1 into common stock, accordingly receiving the same amount of proceeds per share as a share of common stock. Under the sale of the company or other liquidity event scenario, the preferred stock would receive its liquidation preference and thereafter share in the remaining proceeds with the common stock, accordingly receiving a greater amount of proceeds per share than a share of common stock.

The Staff is hereby advised that the Company did not apply the “current value method” (“CVM”) to value its common stock in the event of an exit scenario. The Company considered the different approaches to value its common stock, all recommended by the AICPA, and concluded that the CVM was not the best methodology in the Company’s case, since it is focused on the present and is not forward-looking. Because the CVM focuses on the present and is not forward-looking, the AICPA Practice Aid clarifies that the CVM’s usefulness is limited primarily to two types of circumstances, neither of which is relevant to the Company. The first occurs when a liquidity event in the form of an acquisition or dissolution of the enterprise is imminent and expectations about the future of the enterprise as a going concern are virtually irrelevant. The second occurs when an enterprise is at such an early stage of its development that (a) no material progress has been made on the enterprise’s business plan, (b) no significant common equity value has been created in the business above the liquidation preference on the preferred shares, and (c) no reasonable basis exists for estimating the amount and timing of any such common equity value above the liquidation preference that might be created in the future. In situations in which the enterprise has progressed beyond that stage, the AICPA Practice Aid advises that other allocation methods would be more appropriate.

Total firm value was estimated in the sale / merger scenario using the income approach and in the IPO scenario using a market approach (investment banking pricing estimates). In estimating the value of the common stock under both of these scenarios, the Company followed the guidance from the AICPA Practice Aid. An option pricing model was used to allocate the firm value arrived at using the income approach; this approach resulted in the common stock being valued less than the preferred stock, as the preferred stock is participating, and it was estimated that the firm value exceeded the sum of the liquidation preferences of the preferred stock. In the case of an IPO, all shares would convert to common stock, and, accordingly, all shares (preferred and common) were allocated an equal value (before consideration of discount for lack of marketability).

In response to the Staff’s comment, the Company revised its disclosure on page 64 to explain why the distribution and participation rights of security holders are different in an exit scenario versus an IPO scenario.

October 1, 2013

20.	Please revise your table on page 62 to include a column for the aggregate fair value of your options at each grant date.

Response:

The Company has revised the disclosure on page 65 to include a column for the aggregate fair value of its options at each grant date. The Company is currently in the process of evaluating grants made during August 2013 and will include information with respect to such grants when it is available.

21.	Please revise to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement.

Response:

The Company acknowledges the Staff’s comment and will include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date once it is determined. A paragraph that will contain this data has been included on pages 65, 66 and 67.

22.	Please revise to clarify whether the independent third party valuations performed as of June 30, 2012, September 30, 2012, and June 30, 2013 were either contemporaneous or retrospective valuations.

Response:

The Company has revised the disclosure on page 65 to clarify whether the independent third party valuations were performed contemporaneously or retrospectively.

23.	Please explain how you determined that a 6% premium for your founders’ stock is reasonable as a result of their right to elect a board member, access to financial information, and other privileges beyond those available to traditional holders of the common stock.

Response:

The Company respectfully submits to the Staff that that its board of directors determined a 6% premium based on a number of factors, including, among others, the prices, rights, preferences and privileges of the founders’ common stock relative to those of the Company’s common stock, its likelihood of achieving a liquidity event for the shares of common stock underlying the founders’ stock options, such as an initial public offering or sale of the Company, given prevailing market conditions, and the founder rights pursuant to the Company’s Certificate of Incorporation. In addition to these factors, the Company’s board of directors was assisted by a third party valuator who considered, among other information, relevant research and studies.

This empirical research performed by the third party valuator, on U.S. financial markets, showed that a premium for voting common stock lies in a range of 1.10% to 10.47%. Accordingly, the median premium is 5.8%. Our determination considers the fact that the founders’ common stock has other privileges beyond those available to traditional holders of the common stock and the founders currently own more than 50% of the common stock. As such, a premium of 6% was determined to be reasonable.

October 1, 2013

24.	Please revise to provide an enhanced discussion of the significant factors contributing to the difference in the fair value of your underlying common stock at each valuation date. This reconciliation should quantify the significant factors and assumptions made in determining the fair value of the underlying common stock. For instance, your disclosures should quantify the extent to which the increase in the fair value of your common stock is attributable to increases your operating and financial performance; current business conditions and projections; trends and developments in your industry; the market performance of comparable publicly traded technology companies; recent third-party sales; U.S. and global economic conditions; and the hiring of key personnel. As another example, your disclosures should quantify how changes in the discount rate, non-marketability discount; the probability of an IPO scenario versus exit transaction; risk-free rate; volatility; and time to a liquidity event impacted the fair value determination at each respective valuation date.

Response:

The Company respectfully submits to the Staff that independent third party valuations of its common stock were conducted as of June 2012, September 2012 and June 30, 2013. The Company has attributed the increase of its common stock valuation between September 2012 and June 2013 to the following factors: (1) change in the receptiveness of US markets to technology companies and, as a result, an increase in the probability of the IPO scenario from 60% to 75%; (2) increased firm value derived from an IPO scenario based on discussions with the underwriters; (3) change in the time to liquidity event; (4) consistent increase in the Company’s operating and financial performance; and (5) change in market conditions and favorable industry trends. Specifically, the Company’s common stock valuation increased by 37% between the aforementioned dates while the Company’s 2012 revenues increased by 34.3% from 2011.

The valuation dates of June 30, 2012 and September 30, 2012 utilized the Company’s August 31, 2012 forecast. The discount rates, the discount for lack of marketability, the probability of an IPO, the assumption of volatility, and the time to exit assumptions did not change between June 30, 2012 and September 30, 2012. The Company considers this to be a valid approach as the difference between the two periods is short (the June date is nine weeks from the August valuation date and the September date is four weeks from the August valuation date), and there were no significant changes in the Company’s operating and financial performance during those periods.

The Company has revised the disclosure on pages 65, 66 and 67 to provide an enhanced discussion of the significant factors contributing to the difference in the fair value of the underlying common stock at each valuation date.

October 1, 2013

25.	Please revise to explain why you believe that a straight-line methodology provides the most reasonable basis for determining the fair value of your common stock between the September 30, 2012 and June 30, 2013 valuation dates. Indicate whether the underlying assumptions and events that are factored into your valuation models would also increase or change at the same rate during this period of time. Tell us whether there were any significant intervening events or conditions that were identified between the September 30, 2012 and June 30, 2013 valuation dates. As part of your response, please provide us with your straight line calculation.

Response:

The Company respectfully submits to the Staff that the AICPA Practice Guide (the “Guide”) provides that it is not practical for a company to perform a valuation analysis each time it grants an option.

The Company granted a total of 691,329 options during 2012 and 2013. In addition, the Company conducted third party valuations as of June 2012, September 2012 and June 2013 and is planning on conducting a third party valuation for August 2013. These valuations dates are relatively close in time (between two and six weeks) to its options granted on May 10, 2012 (67,500 options), October 17, 2012 (73,500 options), April 17, 2013 (277,000 options) and August 2013 (two grants of 128,700 options in aggregate). These five grant dates cover 79% of the options granted.

While a straight-line calculation is a simplified approach in estimating common stock value between two independent third party valuations (September 30, 2012 and June 30, 2013), it was chosen for reasons including timeliness and relevance. The common stock value as of September 30, 2012 was $15.48 and as of June 30, 2013 was $21.14. The increase in value between these dates was 37%. Accordingly, as the Company’s financial position was positive, there was no reason to estimate a decline in common stock value between these dates. Therefore, the range of reasonable values was between $15.48 and $21.14. It was estimated based on the Company’s financial position that a proportional increase in common stock value over this time period would be reasonable. There were no significant intervening events or conditions that were identified between September 30, 2012 and June 30, 2013.

The Company hereby advises the Staff that for the October 17, 2012 grant, in order to determine the share price as of that date, the Company used the September 30, 2012 value of $15.48 taking into account the “time value of money” by utilizing the Company’s WAAC, at a rate of 15% ($15.48 x (1+15%) ^ (0.5/12)) =$15.57.

The fair value of the common stock was estimated as of December 31, 2012 by subtracting the difference in fair value between June 30, 2013 ($21.14) and September 30, 2012 ($15.48), which results in a difference of $5.66. This value was determined by dividing by the number of months within the period of nine months and multiplying by the desired increase in time of three months before adding to the fair value as of September 30, 2012. ($21.14 - $15.48 = $5.66; $5.66/9 = $0.63; $0.63 x 3=$1.89; $15.48+$1.89 = $17.37)

For the January 14, 2013 grant, in order to determine the share price as of that date, the Company used the December 31, 2012 value of $17.37 taking into account the “time value of money” by utilizing the Company’s WAAC, at a rate of 15% ($17.37 x (1+15%) ^ (0.5/12)) =$17.47.

Similarly, the fair value of the common stock was estimated as of March 31, 2013 by subtracting the difference in fair value between June 30, 2013 of $21.14 and September 30, 2012 of $15.48, which results in a difference of $5.66. This value was then determined by dividing by the number of months within the

October 1, 2013

period of nine months and multiplying by the desired increase in time of six months before adding to the fair value as of September 30, 2012. ($21.14 - $15.48 = $5.66; $5.66/9 = $0.63; $0.63 x 6=$3.77; $15.48+$3.77= $19.25)

For the February 19, 2013 grant, in order to determine the share price as of that date, the Company used the March 31, 2013 value of $19.25 taking into account the “time value of money” by utilizing the Company’s WAAC, at a rate of 14% ($19.25/(1+14%) ^ (0.5/12)) =$19.15.

The same methodology was performed with respect to the April 17, 2013 grant. The share price as of April was calculated based on the March 31, 2013 value of $19.25 taking into account the “time value of money” by utilizing the Company’s WAAC, at a rate of 14% ($19.25 x (1+14%) ^ (1.5/12)) =$19.57.

In response to the Staff’s comment, the Company has revised its disclosure on page 63 to explain why the Company believes that a straight-line methodology provides the most reasonable basis for determining the fair value of its common stock between the September 30, 2012 and June 30, 2013 valuation dates.

26.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range. The disclosure should fully describe the assumptions utilized at the IPO valuation date that are significantly different than those used in the most recent valuation.

Response:

The Company acknowledges the Staff’s comment and will include the estimated offering price range in the Registration Statement when known and reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of the offering price range.

27.	Please continue to provide updated disclosure for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response:

The Company acknowledges the Staff’s comment and will update the disclosure for any equity related transactions that may occur in the future, if any, through the effective date of the Registration Statement.

Management

Executive Officers, Directors and Key Employees, page 82

28.	For each director, on an individual basis, discuss the specific experience, qualifications, attributes, or skills that led the board to conclude that such person should serve as a director. See Item 401(e)(1) of Regulation S-K.

Response:

The Company has revised the disclosure on pages 86 and 87 to include specific experience, qualifications, attributes or skills that led the Company’s board to conclude that each director should serve as such.

October 1, 2013

Executive Compensation

Employment Agreements, page 87

29.	Please advise as to when you expect to enter into the new employment agreements described in this section.

Response:

The Company respectfully submits to the Staff that it expects to enter into the new employment agreements referenced in this comment concurrently with the closing of the initial public offering.

Certain Relationships and Related Party Transactions

Transactions With Our Directors, Executive Officers and 5% Holders, page 96

30.	We note your disclosure on page II-2 regarding the February 24, 2011 sale of Series E convertible preferred stock sold to pay for the February 24, 2011 repurchase of Messrs. Faitelson and Korkus’s shares. Please update your disclosure in this section to fully describe these transactions, as you do for the January 30, 2012 repurchase.

Response:

The Company has updated the disclosure on page II-2 to include the sale of securities referenced in this comment.

31.	Please tell us the circumstances whereby you agreed to repurchase shares held by Messers. Faitelson and Korkus, as applicable, on February 24, 2011 and January 30, 2012.

Response:

In response to the Staff’s comment, the Company has provided the following additional information relating to the circumstances under which it agreed to repurchase shares held by Messrs. Faitelson and Korkus, as applicable, on February 24, 2011 and January 30, 2012.

With respect to the repurchase of shares held by Messrs. Faitelson and Korkus on February 24, 2011, the Company repurchased these shares in order to provide its two co-founders with an opportunity to monetize a limited portion of their investment in the Company. As disclosed on pages 102, 103 and II-2, the Company funded the purchase price for these shares of common stock by issuing and selling an equivalent number of shares of its Series E preferred stock at the same price in a private placement transaction. The purchasers of these shares of Series E preferred stock are listed on pages 103 and II-2. The Company respectfully submits that the vast majority of the net worth of each of Messrs. Faitelson and Korkus is represented by their shares of the Company’s common stock and the Company’s board of directors determined it was in the best interests of the Company to repurchase a portion of the co-founders’ shares.

With respect to the repurchase of shares held by Mr. Faitelson on January 30, 2012, the Company repurchased these shares in order to provide Mr. Faitelson with funds to pay taxes owed by him upon exercise of certain options to purchase shares of the Company’s common stock, which options were about to expire at such time. The Company funded the purchase price for these shares by selling such shares at the same price in private placement transactions. The Company notes that this information is disclosed on

October 1, 2013

pages 103 and II-2. As noted above, the vast majority of the net worth of Mr. Faitelson is represented by his shares of the Company’s common stock and, accordingly, he had limited resources from which to fund the taxes due upon exercise of the options. The Company’s board of directors determined it was in the best interests of the Company to repurchase a portion of Mr. Faitelson’s shares in order to provide him with funds to satisfy this tax obligation.

Principal and Selling Shareholders, page 99

32.	Once the selling shareholders are identified, please confirm that none of the selling shareholders is a broker-dealer. For any selling shareholders that are affiliates of broker-dealers, please identify them as such in the selling shareholder table and disclose whether each such affiliate acquired its shares in the ordinary course of business and whether at the time of the acquisition it had any plans or proposals, directly or with any other person, to distribute the shares.

Response:

The Company acknowledges the Staff’s comment and, once the selling stockholders are identified, will confirm that none of the stockholders is a broker-dealer or is affiliated with a broker-dealer, or the Company will identify them as such and specify whether each such affiliate acquired its shares in the ordinary course of business and whether at the time of the acquisition it had any plans or proposals, directly or with any other person, to distribute the shares.

33.	Footnotes 1 and 2 contain disclaimers of beneficial ownership. Beneficial ownership disclosure in this table is based on voting and/or investment power. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or investment power over the disclaimed shares.

Response:

The Company has revised its disclosure in footnotes 1 and 2 on page 106 to remove the disclaimers.

34.	In footnotes 4, please disclose the person or persons who have sole or shared voting and/or investment power over the securities owned by each legal entity. See Instruction 2 to Item 403 of Regulation S-K.

Response:

The Company has revised footnote 4 on page 106 to disclose the person or persons who have sole or shared voting and/or investment power over the securities owned by each legal entity.

Where You Can Find More Information, page 117

35.	We note your disclosure that “[s]tatements contained in this prospectus about the contents of any contract or any other document that is filed as an exhibit to the registration statement are not necessarily complete, and we refer you to the full text of the contract or other document filed as an exhibit to the registration statement.” As you are responsible for the accuracy of the information in the filing, this type of qualification is inappropriate. Please revise and ensure that any agreements discussed in the disclosure are described in a materially complete manner.

October 1, 2013

Response:

The Company has revised the disclosure on page 123 to remove the qualification referenced in this comment.

Consolidated Financial Statements Consolidated Balance Sheets, page F-3

36.	We note the automatic conversion of your convertible preferred stock and the reclassification of warrants to purchase convertible preferred stock upon the completion of the offering. Please revise to include a pro forma balance sheet (excluding the effects of the offering) alongside the historical balance sheet, giving effect to the change in capitalization (but not the offering proceeds). Footnote disclosures to this presentation should clarify the status of your convertible preferred stock and warrants to purchase convertible preferred stock as a result of your initial public offering.

Response:

The Company has revised the disclosure on page F-3 to include a pro forma balance sheet (excluding the effects of the offering) alongside the historical balance sheet, giving effect to the change in capitalization (but not the offering proceeds) and on page F-[9] to include footnote disclosure to the pro-forma presentation.

Consolidated Statements of Operations, page F-5

37.	Please revise to separately present cost of revenues for licenses and maintenance/services. We refer you to Rule 5-03(b)(2) of Regulation S-X.

Response:

The Company respectfully submits to the Staff that its software is delivered electronically to customers and, as such, there are no shipping costs, handling costs or any other direct costs associated with its delivery. Cost of revenues is therefore only comprised of the cost of maintenance and services revenues.

October 1, 2013

Notes to the Consolidated Financial Statements

Note 2. Significant Accounting Policies

j. Revenue Recognition, page F-10

38.	Please clarify when you recognize revenues sold through your network of distributors and resellers. Describe the type of evidence obtained from the reseller and the timeliness of this evidence. In addition, explain how you account for the rights of return that you grant to one particular reseller and how your accounting complies with ASC 985-605-25.

Response:

The Company respectfully submits to the Staff that it recognizes revenues at the time of delivery of its software to its distributors and resellers, provided that all revenue recognition criteria have been met. The Company obtains a signed agreement or purchase order as persuasive evidence of an arrangement. The Company delivers its software electronically only after it establishes evidence that an arrangement is in place.

The Company typically does not grant rights of return or cancellation rights for any of its products, nor does it provide any type of concession, price protection, refund or adjustment. Sales and payments from the Company’s distributors and resellers are not contingent on their ability to sell or collect from sales to end customers. The Company determines whether collectability is probable based on a consideration of all of the following factors, including specific questionnaires completed by customers and evaluation of history of its business and collection with such customers and publicly available information, such as Dun & Bradstreet reports, credit reports and review of financial condition based on financial statements.

With respect to the rights of return that the Company has granted one particular reseller, the Company respectfully submits to the Staff that the reseller has not to date exercised that right. In addition, the Company evaluated ASC 605-15 and concluded that none of the factors outlined in ASC 605-15 with respect to situations that may impair the ability to make a reasonable estimate of returns exist. Therefore, in accordance with in ASC 985-605-25, revenues are recognized upon delivery, assuming all other revenue recognition criteria are met, with an appropriate provision for costs or losses that may be expected in connection with any future returns. As there has been no history of actual returns to date, the provision for returns was determined to be nil.

39.	Please revise your revenue recognition to clarify that vendor specific objective evidence, or VSOE, of the fair value is not available for the perpetual software licenses as they are never sold without maintenance.

Response:

The Company has revised its disclosure on page F-11 to clarify that vendor specific objective evidence of the fair value is not available for its perpetual software licenses as they are never sold without maintenance and the license is never an undelivered element.

October 1, 2013

40.	Please revise your revenue recognition policy to clarify how you account for perpetual and term license agreements. As part of your response, please quantify the amount of perpetual and term license revenues for each period presented.

Response:

The Company respectfully submits to the Staff that revenues from perpetual licenses accounted for 99%, 98% and 97% of total license revenues for the years ended December 31, 2010, 2011 and 2012, respectively, and 97% and 96% for the six month periods ended June 30, 2012 and 2013, respectively.

The Company has revised its disclosure regarding its revenue recognition policy on page F-10 to address its accounting for term license agreements.

q. Concentrations of Credit Risks, page F-14

41.	Please clarify how you determine that collectability of your accounts receivable is reasonably assured pursuant to SAB Topic 13.A.1, including footnote 6. Please explain why you believe your allowance for doubtful accounts is reasonable and clarify whether you have recorded any significant bad debt write-offs. As part of your response, please indicate whether you generally receive payments within the terms of the contractual arrangement with customers.

Response:

The Company respectfully submits to the Staff that it believes that collectability of its accounts receivable is reasonably assured based on a consideration of all of the following factors: specific questionnaires completed by customers and evaluation of history of its business and collection with such customers and publicly available information, such as Dun & Bradstreet reports, credit reports and review of financial condition based on financial statements.

The Company generally receives payments within the terms of the contractual arrangement with its customers, primarily between 30 and 90 days from delivery.

The Company determines the allowance for doubtful accounts on a case by case basis, based on the specific circumstances of each account receivable, at the respective period. The Company records write-offs when the accounts receivables balances are deemed uncollectible and after having exhausted all collection efforts. The Company’s bad debt write offs were $0, $354,000, and $176,000 in the years ended December 31, 2010, 2011 and 2012, respectively. The Company’s bad debt write offs were $0 during the six month periods ended June 30, 2012 and 2013. The Company deems such write offs to be insignificant.

Note 5. Accrued Expenses and Other Liabilities, page F-16

42.	Please clarify the nature of your accrued expenses and other liabilities payable to your employees and institutions.

Response:

The Company advises the Staff that its accrued expenses and other liabilities payable to employees and institutions are comprised mainly of payroll and social benefits related expenses, including salary, commissions bonuses and social benefits, such as social security. All such expenses are incurred in the ordinary course of business.

October 1, 2013

Note 6. Commitments and Contingent Liabilities, page F-16

43.	Your disclosures on page 81 indicate that you are not currently a party to any material litigation. Please revise your financial statements to clarify whether you are currently a party to any ligation that could have a material adverse effect on your business, financial position, results of operations, or cash flows. In addition, please revise to disclose your accounting policy for loss contingencies.

Response:

The Company has revised its disclosure on page F-16 to clarify that it is not currently a party to any ligation that could have a material adverse effect on its business, financial position, results of operations or cash flows.

Note 11. Income Taxes, page F-28

44.	We note from your disclosures on page 25 that intercompany relationships are subject to complex transfer pricing regulations administered by taxing authorities in various jurisdictions. Please tell whether you have any undistributed earnings from foreign subsidiaries and if so, please disclose the amount of the undistributed earnings and the unrecognized deferred tax liability related to the undistributed earnings. We refer you to ASC 740-30-50-2.

Response:

In response to the Staff’s comment, the Company has revised its disclosure on page F-32 to provide the amount of undistributed earnings and the unrecognized deferred tax liability related to such undistributed earnings.

Note 13. Geographic Information and Major Customer and Product Data, page F-32

45.	Please tell us whether revenues attributable to any individual foreign country are material. In this regard, tell us what consideration you gave to disclosing the amount of revenue attributable to your country of domicile. We refer you to ASC 280-10-50-41.

Response:

The Company respectfully submits to the Staff that no revenues attributable to any individual foreign country are material and, in particular, that no individual foreign country represents more than 10% of the Company’s revenues for any reported fiscal period. In addition, the Company respectfully submits to the Staff that revenues attributable to the United States are material, and, accordingly, the Company has revised its disclosure on page F-34 to disclose revenues attributable to the United States separately as required by ASC 280-10-50-41.

October 1, 2013

Note 14. Subsequent Events, page F-33

46.	Revise to refer to the interim period ended June 30, 2013 when disclosing the date through which subsequent events were evaluated.

Response:

The Company has revised the disclosure on page F-34 to disclose the date through which subsequent events were evaluated.

Recent Sales of Unregistered Securities, page II-2

47.	We note your Form D filed on February 9, 2012, as well as the disclosure on page 98 regarding the repurchase and resale of securities held by Mr. Faitelson. Please update your disclosure in this section to describe this January 30, 2012 sale of 43,550 shares to affiliates of Accel Partners and affiliates of Pitango.

Response:

The Company has updated the disclosure on page II-2 to include the sale of shares referenced in this comment.

Exhibits

48.	Please file as an exhibit the management rights agreement, channel partner agreement, and any other agreements, other than the Third Amended and Restated Investors’ Rights Agreement, which we acknowledge has been filed as Exhibit 4.2, that govern your relationship with EMC Corporation, or tell us why you are not required to do so. We refer you to Item 601(b)(10)(ii)(A).

Response:

In response to the Staff’s comment, the Company has filed the EMC Select Distributor Agreement for Software, dated January 24, 2007, between the Company and EMC Corporation (“EMC”) and Amendment No. 1 thereto (collectively, the “Distributor Agreement”) as Exhibits 10.12 and 10.13 to the Registration Statement, respectively. The Company notes that it has redacted certain confidential information in the Distributor Agreement and advises the Staff that it is submitting a confidential treatment request to the Commission with respect to such redacted information.

The Company respectfully submits that, other the Distributor Agreement and the Third Amended and Restated Investors’ Rights Agreement, it is not required to file any other agreements with EMC pursuant to Item 601(10) of Regulation S-K. The Company has listed below the other agreements with EMC which were entered into not more than two years ago or which are to be performed in whole or in part at or after the filing of the Registration Statement:

•	Management Rights Agreement, dated as of December 21, 2008, between the Company and EMC, pursuant to which (i) EMC was given the right to have a representative present at Company board meetings in a nonvoting observer capacity and the observer was given the right to certain board and stockholder materials, (ii) EMC was given the right to notice with respect to change of control transactions involving the Company, and the Company was obligated to refer any competing offer from EMC to its board of directors, (iii) the Company was prohibited from entering into resale or distribution agreements with certain re-sellers and distributors of software prior to December 21, 2012 and (iv) the Company agreed to issue warrants to EMC if EMC generated certain revenues through the resale and distribution of the Company’s products during certain periods. Other than customary provisions which survive termination (e.g., confidentiality provisions), the agreement will terminate and be of no further force or effect on the closing date of the offering contemplated by the Registration Statement.

The Company respectfully submits this agreement is immaterial in amount and significance, in particular because (i) the relevant provisions of the agreement will terminate and be of no further force or effect on the closing date of the offering contemplated by the Registration Statement, (ii) EMC is not currently exercising its right to a board observer, (iii) the provisions referred to in clause (iii) above are no longer in effect and the provisions did not have an impact on the Company’s business during the period they were in effect and (iv) all provisions relating to the issuance of warrants under the agreement have been complied with or have been previously been waived and no additional securities are issuable under the agreement.

October 1, 2013

•	Varonis Systems, Inc. Transfer and Assignment Agreement, dated as of November 29, 2011, between the Company, EMC and Fidelity Investments Charitable Gift Fund (the “Fund”), pursuant to which EMC transferred certain shares of the Company’s preferred stock to the Fund, a non-affiliated charitable gift fund for the purpose of supporting EMC’s philanthropic activities.

The Company respectfully submits this agreement is immaterial in amount and significance, in particular because (i) the agreement relates solely to a transfer of the Company’s preferred stock by EMC to the Fund, (ii) the Fund no longer holds any of the shares of preferred stock and (iii) the Company had no material obligations under the agreement and was party thereto primarily in order to obtain the benefits of the Fund’s representations, warranties and covenants in the agreement.

•	Master Subcontract Agreement, dated December 23, 2009, between the Company and EMC, pursuant to which EMC may engage the Company to provide services to EMC’s customers, and the Master Subcontract Agreement, dated July 1, 2011, between Varonis (UK) Limited (“Varonis UK”) and EMC Computer Systems UK Ltd. (“EMC UK”), pursuant to which EMC UK may engage Varonis UK to provide services to EMC UK’s customers.

The Company respectfully submits these agreements are immaterial in amount and significance, in particular because (i) the agreements, to the Company’s knowledge, are broadly in the form of EMC standard form agreements, (ii) the agreements only set forth general terms and conditions for such services, with any specific services to be set forth in a separate schedule at the time of provision of the services, and (iii) any services provided by the Company or Varonis UK, as applicable, pursuant to these agreements have been immaterial in amount and significance.

•	Master Software License and Services Agreement, dated June 28, 2010, between the Company and EMC, pursuant to which EMC licenses certain of the Company’s products for EMC’s internal business purposes.

The Company respectfully submits this agreement is immaterial in amount and significance, in particular because (i) the agreement, to the Company’s knowledge, is broadly in the form of an EMC standard form agreement and (ii) the license and other fees paid to the Company by EMC pursuant to the agreement have been immaterial in amount and significance.

The Company also advises the Staff that the Company (and its subsidiaries) and EMC (and its subsidiaries) have entered into various non-disclosure and immaterial agreements. The Company respectfully submits that each of these agreements is immaterial in amount and significance.

*        *        *

Please do not hesitate to contact Phyllis G. Korff at (212) 735-2694 or Yossi Vebman at (212) 735-3719 of Skadden, Arps, Slate, Meagher & Flom LLP with any questions or comments regarding this letter.

Sincerely,

/s/ Skadden, Arps, Slate, Meagher & Flom LLP
Skadden, Arps, Slate, Meagher & Flom LLP